WILLIAM BLAIR FUNDS

SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2015 (AS SUPPLEMENTED JULY 1, 2015

AND SEPTEMBER 28, 2015)

The information below supplements the Prospectus for the William Blair Global Small Cap Growth Fund.

The Global Small Cap Growth Fund (the “Fund”) is closed to additional investment.

Upon the recommendation of the Adviser, the Board of Trustees determined that it was in the best interests of the Fund to redeem all the shares of the Fund outstanding on or about January 15, 2016 (the “Liquidation Date”), and then to terminate the Fund. Prior to the Liquidation Date, shareholders of the Fund may redeem their shares or exchange their shares for shares of another William Blair Fund. Any shares of the Fund that have not been redeemed or exchanged prior to the Liquidation Date will be redeemed automatically at their net asset value per share on that date.

The information below supplements the Prospectus for the William Blair Global Leaders Fund.

Effective January 1, 2016, Andrew G. Flynn and Kenneth J. McAtamney, each a Partner of William Blair Investment Management, LLC, will co-manage the William Blair Global Leaders Fund.

Dated: October 27, 2015

WILLIAM BLAIR FUNDS

222 West Adams Street

Chicago, Illinois 60606

Please retain this supplement with your Prospectus for future reference.

WILLIAM BLAIR FUNDS

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2015 (AS SUPPLEMENTED JULY 1, 2015 AND

SEPTEMBER 28, 2015)

The information below supplements the Statement of Additional Information for the William Blair Global Small Cap Growth Fund.

The Global Small Cap Growth Fund (the “Fund”) is closed to additional investment.

Upon the recommendation of the Adviser, the Board of Trustees determined that it was in the best interests of the Fund to redeem all the shares of the Fund outstanding on or about January 15, 2016 (the “Liquidation Date”), and then to terminate the Fund. Prior to the Liquidation Date, shareholders of the Fund may redeem their shares or exchange their shares for shares of another William Blair Fund. Any shares of the Fund that have not been redeemed or exchanged prior to the Liquidation Date will be redeemed automatically at their net asset value per share on that date.

The information below supplements the Statement of Additional Information of the William Blair Global Leaders Fund.

Effective January 1, 2016, Andrew G. Flynn and Kenneth J. McAtamney, each a Partner of William Blair Investment Management, LLC, will co-manage the William Blair Global Leaders Fund.

Dated: October 27, 2015

WILLIAM BLAIR FUNDS

222 West Adams Street

Chicago, Illinois 60606

Please retain this supplement with your Statement of Additional Information for future reference.